Shareholder Report, Average Annual Return (Details) 212252_FIS Faith Income ETF_TF_TSR Annual {TF}	3 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
FIS Faith Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FIS Faith Income ETF NAV
Average Annual Return, Percent	2.05%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.58%